Derivative Warrants - Additional Information (Details)		12 Months Ended
	Sep. 18, 2024 shares	Dec. 31, 2020 shares	Jan. 20, 2024 Warrant
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Derivative warrant liabilities issued		1,450,000
Warrants exercised		1,400,000
Warrants expired	9,800,000
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding | Warrant			50,000